Share Based Payments - Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model (Details) - $ / shares	Nov. 12, 2024	Oct. 03, 2024	Aug. 14, 2024	May 03, 2024	Mar. 13, 2024
Tiziana Life Sciences Ltd Share Option Plan [Member]
Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price		$ 0.82	$ 1.09	$ 0.71	$ 0.5
Exercise share price		$ 0.82	$ 1.09	$ 0.71	$ 0.5
Risk free rate		3.49%	3.60%	4.50%	4.19%
Expected volatility		96.00%	95.00%	99.00%	87.00%
Option life		10 years	10 years	10 years	10 years
Weighted average share price		$ 0.82	$ 1.09	$ 0.71	$ 0.5
Weighted average fair value per share option		$ 0.82	$ 1.09	$ 0.71	$ 0.5
Warrants [Member]
Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price	$ 0.94
Exercise share price	$ 1.5
Risk free rate	0.42%
Expected volatility	110.80%